Financial assets and liabilities - Maturity analysis (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets and liabilities
Total borrowings	$ 6,975	$ 5,942
Deferred debt issue costs and bond premium/discount	(114)	(32)
Borrowings	6,861	5,910
Lease liabilities	463	466
Within one year or on demand
Financial assets and liabilities
Total borrowings	97	95
Lease liabilities	99	88
Between one and three years
Financial assets and liabilities
Total borrowings	113	802
Between three and five years
Financial assets and liabilities
Total borrowings	1,588	900
Later than one year and not later than five years
Financial assets and liabilities
Lease liabilities	212	219
Greater than five years
Financial assets and liabilities
Total borrowings	5,177	4,145
Lease liabilities	152	159
Senior Secured Notes and Senior Notes
Financial assets and liabilities
Total borrowings	6,595	5,556
Senior Secured Notes and Senior Notes | Between one and three years
Financial assets and liabilities
Total borrowings		695
Senior Secured Notes and Senior Notes | Between three and five years
Financial assets and liabilities
Total borrowings	1,526	832
Senior Secured Notes and Senior Notes | Greater than five years
Financial assets and liabilities
Total borrowings	$ 5,069	$ 4,029